Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

We consider all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. We maintain bank accounts in the PRC and a checking account in the United States of America that principally consist of demand deposits. We also have restricted cash accounts in the United States that include funds designated for interest payments due to convertible note holders and for use in investor relations programs pursuant to a securities purchase agreement.

Cash and Cash Equivalents

We consider all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. We maintain bank accounts in the PRC and a checking account in the United States of America that principally consist of demand deposits. We also have restricted cash accounts in the United States that include funds designated for interest payments due to convertible note holders and for use in investor relations programs pursuant to a securities purchase agreement.